Prepaid expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments [Abstract]
Prepaid taxes	$ 20,521	$ 25,385
Prepaid commissions	3,489	3,936
Prepaid insurance	416	446
Prepaid to supplier	29,842	30,325
Total prepaid expenses	54,268	60,092
Current	44,635	52,322
Non-current	9,633	7,770
Prepaid expenses	$ 54,268	$ 60,092